Severance (Q2) (Details) - Workforce reduction - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jan. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Severance
Workforce reduction	75.00%	55.00%
Severance and termination-related expenses							$ 0
Unpaid severance			$ 900,000	$ 900,000		$ 0
General and administrative expense
Severance
Severance and termination-related expenses			1,600,000	1,600,000	$ 400,000	400,000
Research and development
Severance
Severance and termination-related expenses			$ 1,600,000	$ 1,600,000	$ 1,300,000	$ 1,300,000